Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 20,178	$ 17,300	$ 14,688	$ 17,448	$ 15,272	$ 13,565	$ 11,553	$ 12,426	$ 10,743	$ 10,042	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 19,675	16,909	14,393	17,140	15,041	13,393	11,434	12,329	10,690	10,017	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 20,985	18,603	15,872	18,864	16,661	14,513	11,958	12,443	10,875	10,035	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 20,985	$ 18,603	$ 15,872	$ 18,864	$ 16,661	$ 14,513	$ 11,958	$ 12,443	$ 10,875	$ 10,035	$ 10,000